Financial Risk Management - Trading Assets and Investment Securities Based on External Rating System (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 247,637,992	¥ 248,268,034
AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	5,056,373	4,908,904
AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	12,829,730	12,370,743
A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	468,985	369,291
Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	589,084	521,477
Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	81,062	49,659
External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	19,025,234	18,220,074
Trading assets [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,841,148	3,339,928
Trading assets [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	190,650	242,240
Trading assets [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,399,644	2,803,467
Trading assets [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	192,943	236,348
Trading assets [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	56,458	39,380
Trading assets [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,453	18,493
Trading assets [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,841,148	3,339,928
Financial assets at fair value through profit or loss [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,528,921	1,582,957
Financial assets at fair value through profit or loss [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,518,748	1,570,904
Financial assets at fair value through profit or loss [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	10,173	12,053
Financial assets at fair value through profit or loss [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,528,921	1,582,957
Held-to-maturity investments [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	372,459	1,173,419
Held-to-maturity investments [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	372,459	1,173,419
Held-to-maturity investments [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	372,459	1,173,419
Available-for-sale financial assets [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	14,282,706	12,123,770
Available-for-sale financial assets [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	4,865,723	4,666,664
Available-for-sale financial assets [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	8,538,879	6,822,953
Available-for-sale financial assets [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	276,042	132,943
Available-for-sale financial assets [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	532,626	482,097
Available-for-sale financial assets [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	69,436	19,113
Available-for-sale financial assets [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 14,282,706	¥ 12,123,770